Share capital - Summary of Issued and Fully Paid Ordinary Shares (Details) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Repurchases of shares		$ (4,931)	$ (7,038)
Share capital
Disclosure of classes of share capital [line items]
Beginning balance (in shares)		5,718,636,398	6,115,031,158
Beginning balance		$ 477	$ 510
Repurchases of shares (in shares)		(147,708,271)	(202,687,052)
Repurchases of shares	[1]	$ (12)	$ (17)
Ending balance (in shares)		5,570,928,127	5,912,344,106
Ending balance		$ 465
Share capital | Ordinary shares
Disclosure of classes of share capital [line items]
Ending balance			$ 493

[1]	See Note 4 “Share capital”.